Initial Public Offering (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 10, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2021
Initial Public Offering
Proceeds from issuance of shares		$ 0	$ 25,426,254
Exercise price of warrants (in dollars per share)			$ 25.00
Therapeutics Acquisition Corp.
Initial Public Offering
Price per share			$ 10.00	$ 10.00
Therapeutics Acquisition Corp. | Public Offering
Initial Public Offering
Number of units sold	13,570,000
Price per share	$ 10
Proceeds from issuance of shares	$ 135,700,000
Therapeutics Acquisition Corp. | Public Offering | Class A common shares
Initial Public Offering
Number of units sold	13,570,000
Price per share	$ 10.00
Proceeds from issuance of shares	$ 135,700,000
Therapeutics Acquisition Corp. | Over-allotment | Class A common shares
Initial Public Offering
Number of units sold	1,770,000